Summary Of Significant Accounting Policies (Narrative) (Details)	1 Months Ended		12 Months Ended				24 Months Ended				12 Months Ended			12 Months Ended
	Jan. 31, 2012 USD ($)	Jul. 31, 2011 USD ($)	Dec. 31, 2012 USD ($) item	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 USD ($) item	Jan. 31, 2013 EUR (€)	Jan. 31, 2012 EUR (€)	Jul. 31, 2011 EUR (€)	Dec. 31, 2014 Scenario, Forecast [Member] USD ($)	Dec. 31, 2013 Scenario, Forecast [Member] USD ($)	Feb. 04, 2013 Subsequent Event [Member] USD ($)	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Net loss			$ 3,262,000		$ 2,360,000	$ 2,360,000
License agreement revenue paid year one										500,000
License agreement revenue paid in current year									750,000
License agreement revenue due in year three								600,000
Number of units under first tier royalty receivable			103,000	103,000			103,000
First tier royalty per unit			4.50	4.50
Second tier royalty per unit			4.00	4.00
Senior notes issued													1,300,000
Estimated useful lives														3 years	7 years
Deferred revenue			1,414,000		2,094,000		1,414,000
Licensing revenues			680,000		365,000		1,045,000
Recognition of deferred revenue											707,000	707,000
Cash payments received	951,000	709,000
Receivable related to license agreement			791,000
Shipping and handling costs			33,000		26,000
Amortization of debt issuance costs					40,000
Other income (expense)			69,000		(2,000)
Proceeds from the sale of manufacturing equipment			55,000	42,500
Adjustments to liabilities and foreign currency losses			14,000
Foreign currency losses on invoices paid					2,000
Comprehensive loss			$ 3,235,000		$ 2,333,000